Consolidated Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Inventories		$ 233
Accounts receivable, net	22,934	26,517
Prepayment of equipment	209
Deposits, prepayment and other receivables	218	8
Amount due from a shareholder		1
Contract assets	24,969	14,806
Cash and cash equivalents	749	1,613
Total current assets	49,079	43,178
Non-current assets:
Property and equipment	11	13
Right-of-use assets, operating leases	567	18
Deferred tax assets	188	428
Total non-current assets	766	459
Total assets	49,845	43,637
LIABILITIES AND EQUITY
Accounts payables	10,350	6,490
Accruals and other payables	2,351	3,261
Amount due to a shareholder	2
Contract liabilities	630	3,674
Operating lease liabilities	373	18
Bank and other borrowings	2,117	2,317
Current income tax liabilities	121	103
Total current liabilities	15,944	38,008
Non-current liabilities:
Operating lease liabilities	193
Loan due to a shareholder	21,567
Total liabilities	21,760
Shareholders’ equity:
Ordinary shares, par value US$0.0001, 500,000,000 shares authorized, 13,000,000 and 11,250,000 ordinary shares issued and outstanding as of March 31, 2025 and 2024 respectively	1	1
Additional paid-in capital	5,570
Retained earnings	6,497	5,599
Exchange reserve	73	29
Total shareholder’s equity	12,141	5,629
Total liabilities and equity	49,845	43,637
Related Party
LIABILITIES AND EQUITY
Amount due to a related company		3
Loan due to a related company		$ 22,142